Employee Benefits Plans and Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Employee Benefits Plans and Share-Based Compensation

Note 7—Employee Benefits Plans and Share-Based Compensation

Stone Change of Control and Severance Plans

In connection with the Transactions, the Company maintains the Stone Energy Corporation Executive Severance Plan and Stone Energy Corporation Employee Severance Plan, which provides for the payment of severance and change in control benefits to certain individuals who, prior to the transaction, were executive officers of Stone and all full-time employees of Talos Petroleum LLC (f/k/a Stone Energy Corporation), in each case upon an involuntary termination within twelve months of Closing. The Company incurred $7.5 million of severance expense reflected in general and administrative expense on the condensed consolidated statement of operations for the three and six months ended June 30, 2018. Approximately $5.1 million of such expense remained unpaid at June 30, 2018.

Long Term Incentive Plan

Overview. In connection with the Closing, the Company adopted the Talos Energy Inc. Long Term Incentive Plan (the “LTIP”), pursuant to which the Company may issue to its employees, directors and consultants various forms of share-based compensation including stock options, stock appreciation rights, restricted stock, restricted stock units, stock awards, dividend equivalents, other stock-based awards, cash awards, substitute awards or any combination of the foregoing. The Company is authorized to grant awards of up to 5,415,576 shares of the Company’s common stock for awards under the LTIP. As of June 30, 2018, no shares have been issued.

Restricted Stock Units. On May 21, 2018, the Company granted 22,963 restricted stock units (“RSUs”) to non-employee directors. These RSUs will vest on May 19, 2019, subject to such non-employee director’s continued service. These RSUs represent a contingent right to receive 60% in Common Stock and the remaining 40% in cash following vesting. The total unrecognized compensation cost related to these RSUs at June 30, 2018 was approximately $0.7 million, which is expected to be recognized over a weighted average period of eleven months. Of the $0.7 million in unrecognized compensation cost, $0.3 million relates to liability awards and will be subsequently remeasured at each reporting period.

Talos Energy LLC Series B Units

Prior to the Stone Combination, the Limited Liability Company Agreement of Talos Energy LLC (the “LLC Agreement”) established Series A, Series B and Series C Units. Series B Units were generally intended to be used as incentives for Company employees. Series B Units do not participate in distributions prior to vesting or until Series A Units have received cumulative distributions equal to (i) the original cash contributed to the Company for such Series A Units and (ii) an 8% return, compounded annually (the “Aggregate Series A Payout”), and Series C Units have received $25.0 million in distributions. In connection with the Transactions, the Series A, Series B and Series C Units as described in Note 7 were exchanged for an equivalent number of units in each of an entity affiliated with the Apollo Funds and an entity affiliated with the Riverstone Funds, each of which hold Common Stock of the Company. The modification did not result in incremental value to the Series B Units.

For accounting and financial reporting purposes, the Series B Units are deemed to be equity awards, and the compensation expense related to these awards is recorded on a straight-line basis over the vesting period in the Company’s consolidated financial statements and is reflected as a corresponding credit to “Accumulated deficit” on the condensed consolidated balance sheet. During the six months ended June 30, 2018 and 2017, the Company recognized approximately $0.2 million and $0.5 million, respectively, as compensation expense included in general and administrative expense on the condensed consolidated statement of operations and capitalized approximately $0.2 million and $0.5 million, respectively, into its oil and natural gas properties on the condensed consolidated balance sheet.

The Company’s unrecognized compensation expense at June 30, 2018 is approximately $2.9 million. Of this amount, approximately $0.7 million of the unrecognized compensation expense will continue to be recognized on a straight-line basis over the remainder of the four year requisite service period. The remaining $2.2 million will be recognized upon an Aggregate Series A Payout. The weighted-average period over which the unrecognized compensation expense for the Series B Units will be recognized is 21 months.

New Talos Energy LLC Series B Units

In connection with the transactions contemplated in the Exchange Agreement on May 10, 2018, an entity affiliated with the Apollo Funds and an entity affiliated with the Riverstone Funds, each of which hold Common Stock in the Company as a result of the Sponsor debt modification, established new Series A Units (“New Series A Units”) and new Series B Units (“New Series B Units”). The New Series B Units are generally intended to be used as incentives for Company employees.

The New Series B Units do not participate in distributions prior to vesting or until the New Series A Units have received cumulative distributions of $102.0 million. After issuance, 80% of the New Series B Units vest on a monthly basis over a four year period based on the initial vesting schedule of the original Series B Units, subject to continued employment. All unvested New Series B Units fully vest upon the cumulative distribution of $102.0 million.

For accounting and financial reporting purposes, the New Series B Units are deemed to be equity awards, and the compensation expense related to these awards is recorded on a straight-line basis over the vesting period in the Company’s consolidated financial statements and is reflected as a corresponding credit to “Accumulated deficit”. Accelerated vesting was recognized in May 2018 to account for months between the grant date of the original Series B Units and the grant date of the New Series B Units. For the six months ended June 30, 2018 and 2017, the Company recognized approximately $1.3 million and nil, respectively, of compensation expense included in general and administrative expense on the condensed consolidated statement of operations and capitalized approximately $2.3 million and nil, respectively, into its oil and natural gas properties on the condensed consolidated balance sheet.

The New Series B Units issued were valued using the option pricing method for valuing securities. In this method, the rights and claims of each security are modeled as a portfolio of Black-Scholes-Merton call options written on the total equity of the entities affiliated with the Apollo Funds and Riverstone Funds. The total value of the equity is calculated in an iterative process that results in the New Series A Units being valued at par. The risk-free rate of interest is based on the U.S. Treasury yield curve on the grant date. The expected time to a liquidity event is based on a weighted average calculation of management’s estimate considering market conditions and expectations. The expected volatility of equity is based on the volatility of the assets of similar publicly traded companies using a Black-Scholes-Merton model. The discount for lack of marketability is based on the restrictions on the New Series B Units and the volatility of the New Series B Units using a Black-Scholes-Merton model.

The Company’s unrecognized compensation expense at June 30, 2018 is approximately $2.4 million. Of this amount, approximately $0.3 million of the unrecognized compensation expense will continue to be recognized on a straight-line basis over the remainder of the four year requisite service period. The remaining $2.1 million will be recognized upon the New Series A Units receiving the cumulative distribution. The weighted-average period over which the unrecognized compensation expense will be recognized is eleven months.

Note 7—Employee Incentive Programs

Employee Share Ownership Program

The LLC Agreement established Series A, Series B and Series C Units. Series B Units are generally intended to be used as incentives for Talos Energy LLC employees. Talos Energy LLC is initially authorized to issue 1 million Series B Units and may issue more under the LLC Agreement.

With the exception of distributions to cover the assumed tax liability of the Series B Unit holders, Series B Units do not participate in cash distributions prior to vesting and until Series A Units have received cumulative cash distributions equal to (i) the original cash contributed to Talos Energy LLC for such Series A Units and (ii) 8% returns, compounded annually (the “Aggregate Series A Payout”), and Series C Units have received $25 million in cash distributions.

After issuance, 80% of the Series B Units vest on a monthly basis over a four year period, subject to continued employment. The remaining 20% of the Series B Units fully vest (a) upon the occurrence of a Liquidation Event or an Approved Sale, as defined in the LLC Agreement, that results in an Aggregate Series A Payout or (b) in the case of a public offering upon the occurrence of an Aggregate Series A Payout.

We had 992,850 Series B Units outstanding at December 31, 2017, 980,250 Series B Units outstanding at December 31, 2016 and 906,000 Series B Units outstanding at December 31, 2015. A summary of the Series B Unit activity for the years ended December 31, 2017, 2016 and 2015 is presented below.

	Number of Series B Units	Weighted Average Estimated Fair Value per Unit
Non-vested at December 31, 2014	642,355	$21.04
Vested	(175,196)	20.43
Forfeited or cancelled	(92,500)	22.08

Non-vested at December 31, 2015	374,659	$21.07
Granted	147,000	4.11
Vested	(122,455)	17.95
Forfeited or cancelled	(72,750)	21.22

Non-vested at December 31, 2016	326,454	$14.57
Granted	35,100	20.99
Vested	(104,614)	17.16
Forfeited or cancelled	(22,500)	15.10

Non-vested at December 31, 2017	234,440	$14.32

For accounting and financial reporting purposes, the Series B Units are deemed to be equity awards, and the compensation expense related to these awards is recorded on a straight-line basis over the vesting period in the Company’s consolidated financial statements and is reflected as a corresponding credit to equity. In the years ended December 31, 2017, 2016 and 2015, we recognized approximately $0.9 million, $1.1 million and $1.7 million, respectively, in compensation expense included in general and administrative expense and capitalized approximately $0.9 million, $1.2 million and $1.9 million, respectively, into our oil and natural gas properties. The Series B Units issued were valued using the option pricing method for valuing securities. In this method, the rights and claims of each security are modeled as a portfolio of Black-Scholes-Merton call options written on the total equity of the Company. The fair value of each grant was estimated at the date of grant using the following weighted-average assumptions:

	2017 Grants	2016 Grants
Assumed value of equity (in thousands)	$789,426	$196,280
Risk-free rate of interest	1.16%	1.11%
Expected time to a liquidity event (in years)	1	3
Expected volatility of equity	40%	70%
Discount for lack of marketability	25%	34%

The total value of the equity is calculated in an iterative process that results in the Series A Units being valued at par. The risk-free rate of interest is based on the U.S. Treasury yield curve on the grant date. The expected time to a liquidity event is based on a weighted average calculation of management’s estimate considering market conditions and expectations. The expected volatility of equity is based on the volatility of the assets of similar publicly traded companies using a Black-Scholes-Merton model. The discount for lack of marketability is based on the restrictions on the Series B Units and the volatility of the Series B Units using a Black-Scholes-Merton model.

Our unrecognized compensation expense at December 31, 2017 is approximately $3.4 million. Of this amount, approximately $1.1 million of the unrecognized compensation expense will continue to be recognized on a straight-line basis over the remainder of the four year requisite service period. The remaining $2.2 million related to 135,712 Series B Units will be recognized (a) upon the occurrence of a Liquidation Event or an Approved Sale, as defined in the LLC Agreement, that results in an Aggregate Series A Payout or (b) in the case of a public offering upon the occurrence of an Aggregate Series A Payout. The weighted-average period over which the unrecognized compensation expense will be recognized is 24 months. At December 31, 2017, the Company has 7,150 Series B units authorized but not yet issued.